Supplemental Disclosures With Respect to Cash Flows (Details Narrative) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Supplemental Cash Flow Elements [Abstract]
Imputed interest rate	15.00%
Imputed interest amount	56,664	55,944	55,536	385,674